LOANS, FINANCING AND DEBENTURES - Movement of loans receivable (Details) - Gross value - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans, Financing And Bonds Receivable
FINANCING AND LOANS
Opening balance	R$ 628,150	R$ 1,021,645
Effect on cash flow
Purchase Debentures		450,000
Receiving of principal	(12,675)	(982,425)
Interest received	(57,665)	(86,013)
Non-cash effect
Recognition/derecognition of RGR	(14,566)	(21,618)
Loss from write-off of Itaipu receivables	(9,964)
Interest and charges incurred		13,710
Exchange rate changes	94,042	205,527
Monetary variations incurred	11,277	(1,428)
Effects of Deconsolidation - Eletronuclear		28,751
Final balance		628,150
Loans and receivables
FINANCING AND LOANS
Opening balance	628,150
Non-cash effect
Final balance	R$ 638,599	R$ 628,150